Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property, plant and equipment, net consists of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Land	—	40,972,933	5,613,269
Buildings and plants	685,779,415	562,423,983	77,051,770
Leasehold improvements	654,857,745	651,694,871	89,281,831
Furniture, fixtures and equipment	286,033,440	244,771,734	33,533,590
Motor vehicles	9,358,564	9,476,389	1,298,260
Total	1,636,029,164	1,509,339,910	206,778,720
Less:
Accumulated depreciation	(841,035,233)	(862,489,629)	(118,160,595)

Construction in progress	19,955,095	2,677,929	366,875
Property, plant and equipment, net	814,949,026	649,528,210	88,985,000